Fair Value, by Balance Sheet Grouping (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	$ 2,117,142	$ 9,249,307
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Receivables	33,357	67,093
Accounts payable	441,638	622,077
Due to related parties	13,639	28,425
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	2,117,142	9,249,307
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Receivables	33,357	67,093
Accounts payable	441,638	622,077
Due to related parties	$ 13,639	$ 28,425